Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions

Balance Sheet

	December 31, 2017	December 31, 2018
Due from related parties
Oceanbulk Maritime S.A. and its affiliates (d)	$107	$85
Sydelle Marine Limited (h)	44	-
Starocean Manning Philippines Inc. (i)	80	65
Sellers of the Augustea Vessels (f)	-	867
Songa Shipmanagement Ltd. (g)	-	305
Due from related parties	$231	$1,322

Due to related parties
Management and Directors Fees (b)	$229	$236
Sydelle Marine Limited (h)	-	302
Augustea Technoservices Ltd. (f)	-	1,111
Due to related parties	$229	$1,649

Statements of Operations

	2016	2017	2018
Voyage expenses-Interchart (a)	$(3,300)	$(3,300)	(3,400)
Consultancy fees (b)	(496)	(493)	(534)
Directors compensation (b)	(148)	(145)	(159)
Office rent - Combine Marine Ltd. & Alma Properties (c )	(34)	(39)	(41)
Voyage revenues - profit sharing agreement-Sydelle Marine Limited (h)	-	(329)	(875)
Management fees- Augustea Technoservices Ltd. (f)	-	-	(2,309)
Management fees- Songa Shipmanagement Ltd. (g)	-	-	(376)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates (d)	(270)	(284)	(322)